Subsequent events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
24.    SUBSEQUENT EVENTS
On July 21, 2025, the Group entered into an agreement to sell its Software Businesses (as defined in Note 1.1), resulting in their classification as assets held for sale. The transaction was approved without restrictions by the Brazilian Administrative Council for Economic Defense (CADE) on January 30, 2026, and completed on February 27, 2026. The total amount received was R$ 3,272,193, and the final accounting effects of the disposal will be recognized in 2026.